UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and shareholder letter
Templeton Global
Balanced Fund
A Series of Templeton Global Investment Trust
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended December 31, 2021, the global
economy benefited from continued monetary and fiscal
stimulus measures, improved global trade, easing COVID-19
restrictions and ongoing vaccination programs. During parts
of the period, geopolitical tensions, regulatory changes by
China’s government, surges of COVID-19 cases in certain
regions and the emergence of new variants pressured global
stock and bond prices. Inflation surged to record levels in
many countries, driven by rebounding economic activity
and persistent supply-chain bottlenecks. Some central
banks, including the U.S. Federal Reserve, the European
Central Bank and the Bank of Japan, kept their policy rates
unchanged and announced plans to taper their quantitative
easing measures, while central banks in many emerging
market countries raised interest rates. In this environment, global developed and emerging market stocks, as measured
by the MSCI All Country World Index, posted a +19.04%
total return.
1
Global government and corporate bonds, as
measured by the Bloomberg Multiverse Index, posted a
-4.51% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Balanced Fund’s annual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Equity Group
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Templeton Global Balanced Fund 3
Performance Summary 11
Your Fund’s Expenses 14
Consolidated Financial Highlights and Statement of
Investments 15
Consolidated Financial Statements 34
Notes to Consolidated Financial Statements 39
Report of Independent Registered
Public Accounting Firm 56
Tax Information 57
Board Members and Officers 58
Shareholder Information 63
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Global Balanced Fund
This annual report for Templeton Global Balanced Fund
covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks both income and capital appreciation. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities worldwide. The Fund
normally invests at least 25% of its assets in fixed income
securities and at least 25% of its assets in equity securities.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds and other debt
securities (including inflation-indexed securities) of any
maturity issued in numerous countries, including developing
markets countries, as well as stocks that offer or could
offer attractive dividend yields. The Fund may invest in
high-yield bonds that are rated below investment grade
and are sometimes referred to as “junk bonds.” The Fund
seeks capital appreciation by investing in equity securities of companies from a variety of industries located anywhere
in the world, including developing markets, but from time to time, based on economic conditions, the Fund may have
significant investments in particular sectors. The equity
securities in which the Fund invests are primarily common
stock. In addition, under normal market conditions, at least
40% of the Fund’s net assets are invested in non-U.S.
investments and in at least three different countries.
Performance Overview
The Fund’s Class A shares posted -1.54% cumulative total
return for the 12 months under review. In comparison, the
Fund’s new primary benchmark, the MSCI All Country World
Index (ACWI)-NR, posted a +18.54% cumulative total return,
while its old primary benchmark, the MSCI ACWI, posted
a +19.04% cumulative total return.
1
The MSCI ACWI-NR is
replacing the MSCI ACWI as the Fund’s benchmark because
the investment manager believes the MSCI ACWI-NR
provides a more consistent basis for comparison relative to
the Fund’s peers. The Fund’s fixed income benchmark, the
Bloomberg Multiverse Index, posted a -4.51% cumulative
total return.
1
For the same period, the Fund’s new Blended
Benchmark, the Custom 50% MSCI ACWI-NR + 50%
Bloomberg Multiverse Index, posted a +6.54% cumulative
total return, while its old Blended Benchmark, the Custom
50% MSCI ACWI + 50% Bloomberg Multiverse Index,
posted a +6.77% cumulative total return.
2
You can find the
Fund’s long-term performance in the Performance Summary
beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
*Incudes securities determined to have no value at 12/31/21.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +18.54%
total return for the 12 months ended December 31, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, easing COVID-19 pandemic restrictions in certain
regions and the development of treatments and vaccines.
However, the Chinese government’s imposition of additional
restrictions on some businesses pressured Asian and global
emerging market stocks. Additionally, the spread of the Delta and Omicron variants and higher inflation in an environment
of persistent supply-chain disruptions hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
Portfolio Composition
12/31/21
% of Total Net
Assets
Common Stocks 51.3%
Foreign Government and Agency Securities 25.6%
Other 0.0% *
Short-Term Investments & Other Net Assets 23.1%
1. Source: Morningstar. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: Factset. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
22
.

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supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities, as
measured by the MSCI Europe Index-NR, to post a +16.30%
total return for the 12 months under review.
1
However, in
November 2021, the annual inflation rate in the eurozone
reached the highest level since the introduction of the euro, and the prospect of energy shortages during the winter
months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -2.49% total return for the 12-month period.
1
While many
Asian countries experienced improving economic conditions,
Japan’s quarter-over-quarter GDP contracted in 2021’s third
quarter. China’s economic recovery continued, although
the country’s quarter-over-quarter GDP growth in 2021’s
first three quarters was slower than in 2020’s second
half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
The 12-month period ended December 31, 2021, was a tale
of two halves. The first half was characterized by exuberant optimism for an end to the COVID-19 pandemic, punctuated
by a surge in economic activity in the spring as lockdowns
were eased and economies reopened. The second half
was characterized by rising inflation and incremental shifts towards monetary tightening, with several emerging markets
entering rate hiking cycles ahead of the major developed
markets. On the whole, sovereign bond yields rose in most
countries during the period while the U.S. dollar (USD)
broadly strengthened, albeit with intermittent episodes of
declining yields in various countries and shifting cycles of currency appreciation/depreciation in individual currency
pairings.
The period began with sovereign bond yields rising sharply
across much of the world over the first three months. The
yield on the 10-year U.S. Treasury (UST) note would reach
its high mark for the entire period on March 31 at 1.74%,
82 basis points (bps) higher than where it finished 2020.
Vaccine distributions, ongoing stimulus measures and
optimism for improving economic conditions appeared to fuel
reflation expectations across global financial markets.
However, the harsh realities of the worldwide health
crisis and economic hardship continued to have profound
consequences for lives and livelihoods around the world
in the winter and early spring months of 2021. Vaccine
distributions progressively accelerated in many countries
Geographic Composition
12/31/21
% of Total
Net Assets
United States 25.3%
South Korea 9.5%
United Kingdom 8.5%
Indonesia 4.7%
India 4.1%
Japan 3.2%
China 2.4%
Germany 2.3%
Ghana 1.9%
Taiwan 1.7%
Mexico 1.6%
Colombia 1.5%
Netherlands 1.4%
Argentina 1.3%
Hong Kong 1.2%
Ecuador 1.2%
Other 5.1%
Short-Term Investments & Other Net Assets 23.1%

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during the first half of 2021, though supply setbacks notably affected areas of Europe in March and April. Governments
continued to struggle with balancing the needs of their
economies with the health of their citizens during much of
the first quarter of 2021 before higher vaccination rates and lower case levels enabled many regions to progressively
reopen their economies in the spring.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first three months.
USD-denominated sovereign credit sectors broadly saw
negative returns in January, February and March before
sharply reversing to generate offsetting positive returns in
April, May and June as UST yields pulled back from their
late-March peaks. Sovereign bond yields generally resumed
their rising trends in May and June amid rising inflation
in many areas of Europe and the Americas. In currency
markets, the USD broadly strengthened against a number
of developed market and emerging market currencies in the
first quarter of 2021, reversing the broad-based weakening
trend from the second half of 2020. Broad USD weakness
returned in April and May before the strengthening pattern
returned in June.
Business and consumer confidence surveys notably
strengthened in multiple regions during the second quarter of
2021, despite some growing concerns over the proliferation
of the Delta variant of COVID-19 in several parts of the
world in June. Economic activity continued to broadly
expand in many countries in the second quarter, largely
driven by strength in goods sectors and manufacturing, as
well as historically high savings rates in many countries
that helped fuel demand. On the whole, the second quarter
would represent the largest quarterly surge in GDP for most
countries in 2021.
In the second half of 2021, sovereign bond yields would
largely continue to rise across much of the world as central banks continued to wade deeper into monetary tightening
cycles. Developed market sovereign bond yields initially
declined in July and early August as the Delta variant
proliferated across multiple regions. The 10-year UST
note’s yield dropped to 1.17% on August 3 as risk aversion
resurfaced, its lowest level since mid-February. However,
sovereign bond yields largely trended higher from that point through the end of the year as investor sentiments appeared
to refortify.
In September, the Fed announced it would begin tapering its
asset purchases in the fourth quarter of 2021. The hawkish
shift added further upward pressure on UST yields and
drove broad strengthening of the USD. Sovereign bond
yields continued to trend higher in many regions over the
following month, with the 10-year UST note reaching 1.70%
on October 21, its highest yield since early April. Sovereign bond yields largely maintained their levels over subsequent
weeks until the Omicron variant of COVID-19 emerged in
the final days of November, triggering broad-based risk
aversion across global financial markets and perceived safe-
haven rallies in several developed market assets. Crude oil
prices dropped around 20% in November on global growth
concerns, with the bulk of the price adjustments occurring in the wake of the Omicron news.
Sovereign bond yields declined in several developed
markets in late November and early December on the
heightened risk aversion before global growth concerns
eventually dissipated in the second half of the month,
even as COVID-19 cases surged to record levels. Disease
severity from Omicron appeared milder than previous
variants, leading to a significant decoupling of the trend
lines for case numbers (rising sharply) and mortality rates
(moderating). We expected COVID-19 variants to not derail
global growth momentum, though the risks continued to
bear monitoring. Commodity and energy prices ultimately
rebounded in December, recovering much of the price
corrections from the prior month as reflation sentiments
returned to global financial markets.
Manufacturing and business surveys largely continued to
remain at expansionary levels across much of the world
during the second half of 2021 but moderated from their
mid-year peaks. Consumer confidence surveys showed
similar trends. Labor market conditions generally continued
to improve in many countries, though labor shortages and
unemployment remained above prepandemic levels in
several regions. Overall, global growth showed signs of
moderating from the historically strong rebound in the first half of 2021 but remained largely resilient, in our view.
Inflation figures remained historically high across many parts of the world during the second half of the period, driven by a combination of factors that included resurgent economic
activity, supply disruptions in certain sectors, and the effects of massive fiscal and monetary stimulus measures. Headline
inflation (Consumer Price Index) in the U.S. remained at or
above 5.0% year-over-year from May through the end of
2021, coming in at 6.8% in November, its highest level since
1982.
A growing number of central banks pursued monetary
tightening measures in the second half of the year, with
persistent inflationary pressures in several emerging
markets motivating aggressive tightening responses. In
Latin America, Brazil’s central bank hiked its policy rate
by 725 bps in 2021, Chile by 350 bps, Peru by 225 bps,

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Mexico by 150 bps and Colombia by 125 bps. In eastern
Europe, Russia hiked its policy rate by 425 bps, the Czech
Republic by 300 bps, Hungary by 180 bps and Poland by
165 bps. Most countries in Asia kept policy rates unchanged
as inflation generally remained more contained and within
central bank targets.
In developed markets, most central banks continued to keep
their policy rates unchanged at extraordinarily low levels
during the year, with some exceptions. Norway posted two
25-bp hikes in 2021 to bring its policy rate to 0.50%; the U.K.
hiked its policy rate by 15 bps to 0.25% in December, its first rate adjustment since March 2020; New Zealand posted
consecutive 25-bp hikes in October and November, bringing
its policy rate to 0.75%; and South Korea hiked its policy rate
25 bps in August and November to 1.00%. Other developed
market central banks, such as in Canada, Sweden and
Australia, remained on hold with policy rates in 2021, but
were at various stages of tapering their asset purchase
programs.
The Fed kept the federal funds target rate unchanged
(0.00% to 0.25%) at each of its policy meetings during
the period but it began tapering its asset purchases in
November. However, the Fed quickly shifted in a hawkish
direction at its December meeting, doubling the pace of its
asset purchase tapering for January. The accelerated pace
put the asset purchase program on schedule to conclude by
March 2022, enabling a rate hiking cycle to start in March
or May, earlier than previously indicated at the November
meeting. Additionally, the Fed’s dot plot survey in December showed that 12 of 18 officials expect at least three rate hikes in 2022, a substantial change from the September survey
that saw nine of 18 officials project no hikes until 2023. We expected UST term premiums to ratchet higher in upcoming
quarters, with a bear-flattening effect driven by rising yields in the short- to intermediate-term range of the yield curve.
The European Central Bank (ECB) kept monetary policy
largely unchanged during the period, leaving the main
refinancing operations rate at 0.0% and the main deposit
facility rate at -0.5%. ECB President Christine Lagarde
reaffirmed at the October and December meetings that
key rates will likely remain unchanged through 2022.
The ongoing accommodative policy stance from the ECB
appeared likely to diverge substantially from the tightening trajectory of the Fed in 2022. We expected the euro to
weaken against the USD given negative rates and widening
rate differentials with the U.S., as well as greater headwinds to growth in Europe.
The Bank of Japan (BOJ) also kept monetary policy
largely unchanged during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-
year Japanese government bond at 0.0%. In December,
the BOJ announced plans to scale down its emergency
pandemic purchasing measures by tapering its corporate
debt purchases to precrisis levels by April. We expected
the Japanese yen to face headwinds from widening rate
differentials with the U.S.
Overall, most developed markets saw 10-year sovereign
bond yields rise during the period, including Norway,
Sweden, the U.K., South Korea, Canada and core Europe.
The yield on the 10-year UST note finished the year at
1.51%, 59 bps higher than where it ended 2020. In emerging
markets, 10-year sovereign bond yields rose sharply
across much of Latin America, including Brazil, Mexico,
Colombia, Chile and Peru. In eastern Europe, 10-year
yields trended higher in Poland, Hungary, Russia and the
Czech Republic on elevated inflation and ongoing monetary
tightening. Yields also rose in much of Asia, including
India, Indonesia, Thailand and Singapore, but declined in
China. USD-denominated sovereign credit sectors broadly
saw moderately negative returns for the period (with some
exceptions in individual countries), as the investment-
grade credit tiers came under pressure from the rising yield environment while high-yield credit tiers largely endured
additional spread widening.
In currency markets, the USD broadly strengthened against
most developed market and emerging market currencies
in 2021, appreciating against the euro, the British pound,
the Japanese yen, the South Korean won, the Australian
dollar and the New Zealand dollar. In specific pairings, the
Norwegian krone and the Canadian dollar appreciated
against the euro, while the Swedish krona depreciated. In
emerging markets, the USD depreciated against the Chinese
yuan, but appreciated against most currencies in Latin
America and Asia, including the Brazilian real, Mexican peso,
Colombian peso, Chilean peso, Indian rupee, Indonesian
rupiah, Singapore dollar and Thai baht.
Investment Strategy
We search for undervalued or out-of-favor debt and equity
securities and for equity securities that offer or may offer current income.
When choosing fixed income investments for the Fund, we
perform an independent analysis of the securities being
considered for the Fund’s portfolio, rather than relying
principally on their ratings assigned by rating agencies, as well as an assessment of the potential impacts of material

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environmental, social and governance (ESG) factors on
the long-term risk and return profile of a country. In our
analysis of corporate debt securities, we consider a variety of factors, including a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; a company’s changing financial condition and
market recognition of the change; and a security’s relative
value based on such factors as anticipated cash flow,
interest or dividend coverage, asset coverage and earnings
prospects. With respect to sovereign debt securities, we
consider market, political and economic conditions, and
evaluate interest and currency exchange rate changes and
credit risks.
We regularly enter into currency-related transactions
involving certain derivative instruments, including currency and cross currency forwards, currency and currency
options. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to
implement a currency investment strategy. The use of these
derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks, and may be used for
hedging or investment purposes.
When choosing equity securities for the Fund, we use a
fundamental research, value-oriented, long-term approach,
focusing on the market price of a security relative to our
evaluation of the company’s long-term earnings, asset value
and cash flow potential, as reflected by various metrics. This includes an assessment of the potential impacts of material
ESG factors on the long-term risk and return profile of a
company. The Fund may also use a variety of equity-related
derivatives, which may include equity futures and equity
index futures for various purposes.
Manager’s Discussion
Equity
Global equities rose during the period under review. Value
stocks, and particularly those tied to the “reopening” trade
(e.g., leisure, travel, hospitality) led returns through May
2021, though that leadership fizzled in June as concerns
about the Delta variant of COVID-19 mounted. Around
the same time, rising inflationary pressures elicited more
hawkish notes from the Fed, causing defensive and growth-
oriented stocks to outperform through the latter half of the year. In this environment, the equity portion underperformed its benchmark index for the period, primarily due to stock
selection and overweightings in the consumer discretionary
and communication services sectors and stock selection
and underweightings in the information technology (IT) and
financials sectors.
Our positioning in this dynamic environment was mixed.
In sectors like energy, materials and the semiconductor
segment of IT, we owned some of the stocks that benefited
from supply chain issues and inflationary pressures, while
in sectors like consumer discretionary and industrials,
we owned some of the cyclicals that benefited from early
reopening optimism. For the most part, the inflation/supply
chain exposures held up well throughout the year, with
our holdings in these areas gaining between 30% and
50% on average over the course of the year. On the other
hand, sizable exposure to economic cyclicals that initially
benefited from reopening optimism before being sidelined
by new COVID-19 variants hampered returns as the year
progressed. For example, our airline and consumer retail
stocks were big winners through May 2021, but weighed
on returns from June to December. We continue to expect
these stocks to be beneficiaries of economic reopening and
upward earnings forecast revisions.
In consumer discretionary, shares of U.K.-based food
delivery service company Just Eat Takeaway.com (JET)
remained under pressure during the period on continued
concerns about competition and profitability in the high-
stakes food delivery business. Given the dynamics of
this marketplace and the winner-take-all/most nature
of the business, we were not surprised by near-term
volatility. However, we continue to believe that JET has
significant upside potential given its cheap valuation, reset expectations, competitive positioning and large future
market opportunities. Though it was largely ignored by the
market, we are encouraged by a wave of recent good news
surrounding JET, including key partnerships in the U.S., the
U.K. and Canada, the recent exit of a major competitor from
the firm’s primary German market, and industry consolidation leading to a more rational competitive landscape.
Top Five Equity Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
UnitedHealth Group, Inc. 2.6%
Health Care Providers & Services , United States
Booking Holdings, Inc. 2.0%
Hotels, Restaurants & Leisure , United States
Diageo plc 1.9%
Beverages , United Kingdom
Berkshire Hathaway, Inc. 1.7%
Diversified Financial Services , United States
Taiwan Semiconductor Manufacturing Co. Ltd. 1.7%
Semiconductors & Semiconductor Equipment ,
Taiwan

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In IT, our lack of exposure to U.S. tech giants like Apple,
Microsoft and NVIDIA pressured relative performance. While
we owned some of these companies in the past, at recent
valuations we believe we can find more favorable risk/reward opportunities elsewhere. Within IT, we have remained
cautious on the more expensive internet stocks vulnerable
to a change in sentiment or regulation and instead found
opportunities among select software companies, hardware
companies with restructuring and business mix transition
potential, and semiconductor manufacturers exposed
to long-term growth trends tied to digitalization, energy
efficiency and electric vehicles.
Shares of global media and entertainment leader Walt
Disney from the communication services sector declined
on COVID-19-related concerns and disappointing Disney
Plus subscriber numbers. In our view, Disney is a high-
quality company with unparalleled franchises, along with a
strong content library and valuable intellectual properties
(IP). Longer term, we believe Disney has the brands, IP
and production capability to create desirable content that
will drive subscriber growth for its Disney Plus offering. The company’s legacy media assets and parks businesses offer
strong recovery potential from the current weak economic
environment, while Disney Plus offers attractive secular
growth potential that we believe is not fully reflected in the stock price.
In contrast, stock selection and underweightings in the
materials, consumer staples and utilities sectors contributed to relative performance.
U.S. copper-miner Freeport-McMoRan contributed
significantly to materials sector returns. The long-term supply and demand dynamics remain extremely favorable for
copper. It takes up to a decade to bring a new copper mine
online, and the world is running out of high-grade projects
in “safe” jurisdictions. Copper also has favorable demand
dynamics, not least of all in green energy applications like smart grids and electric vehicles. Freeport has an above-
average production growth outlook as well, driven by its
Indonesian Grasberg mine.
Utilities returns were driven by Germany-based E.ON,
one of the largest power providers in Europe. After a long
period of corporate simplification, E.ON has executed well
on its strategy to accelerate growth in its German-regulated asset base while also funding solid dividend growth. Its
recent share price performance reflects that execution,
with 2021 third-quarter results that pointed to recoveries
in key business segments and highlighted encouraging
debt reduction progress. E.ON’s new CEO is also settling
in well, in our view, and the CFO and CEO are clear about
their capital allocation framework and decision making. We
continue to see numerous potential value catalysts for E.ON
over time, including balance sheet improvements, reduced
financing costs and the green energy transition, which
should spur grid investment and upgrades in Germany that
ultimately help expand E.ON’s regulated asset base.
Regionally, an underweighting and stock selection in the
U.S. detracted from relative performance for the period, as
did stock selection and an overweighting in Asia. Lack of
exposure to Latin America and Australia along with positions in France and the Netherlands contributed to relative returns.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2021, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s substantial investment in securities with non-U.S.
currency exposure.
Fixed Income
The successful development of vaccines against COVID-19
in the final months of 2020 substantially changed our outlook and positioning for 2021. In the weeks before the 12-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation to risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world. We were actively
constructive in a number of regions throughout the 12-month
period, particularly in areas of Asia that appeared to be at the forefront of the global economic recovery.

Templeton Global Balanced Fund

franklintempleton.com
Annual Report
*Does not include cash and cash equivalents.
Overall, the Fund was focused on three core themes
during the period: (1) value in select currencies against
the USD and the euro, specifically in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies against the USD and the
euro. We held notable exposures to the Chinese yuan,
the South Korean won, the Indian rupee, the Indonesian
rupiah and the Japanese yen against the USD. We added
exposure to the Singapore dollar in April, the New Zealand
dollar in June and the Thai baht in December. We held an
overweighted position in the Japanese yen through the third
quarter of 2021 before reducing it to an underweighting
in the fourth quarter. In EMEA (Europe, Middle East and
Africa), we held exposures in the Norwegian krone and
Swedish krona against the euro throughout 2021, as well
as exposures to the Russian ruble and the Egyptian pound
against the USD. In the Americas, we held long exposure to
the Canadian dollar against the euro, and long exposures
to the Colombian peso and Brazilian real against the USD.
In May, we added exposure to the Chilean peso against the
USD. During the period, we used currency forwards and
currency options to actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
After exiting our local-currency position in Brazil in the
first quarter due to acute political and economic risks, we
reestablished the position in the second quarter as political compromises in the spring and better-than expected
economic figures supported an improved outlook. In July, we
added to our local-currency position in Brazil and reduced
our position in Mexico. We also saw pockets of value in
certain USD-denominated sovereign credits during the
reporting period, but we continued to largely prefer specific valuations in the local-currency markets over the more fully valued credit markets.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, as did overall
credit exposures. Among currencies, positions in the
Japanese yen, Argentine peso, South Korean won, Turkish
lira, Chilean peso and Colombian peso detracted from
absolute performance. However, the Fund’s positions in
the Canadian dollar and the Norwegian krone against the
euro contributed to absolute results, as did its position in the Chinese yuan against the USD. The Fund maintained
a defensive approach regarding interest rates in developed
markets, while holding duration exposures in select
emerging markets. Duration exposures in Argentina, Ghana
and Indonesia contributed to absolute performance. Among
credit exposures, subinvestment-grade sovereign credits
contributed to absolute return.
On a relative basis, the Fund’s underperformance was
primarily due to currency positions. Interest-rate strategies contributed to relative results, as did overall credit
exposures. Among currencies, overweighted positions
in the Argentine peso, South Korean won, Turkish lira,
Chilean peso and Colombian peso detracted from relative
performance, as did the Fund’s overweighted position
in the Japanese yen for most of the period. However, its
underweighted exposure to the euro contributed to relative
returns, as did overweighted positions in the Canadian dollar and the Norwegian krone against the euro. Its position in the
Chinese yuan against the USD also contributed to relative
results. Overweighted duration exposures in Argentina,
Ghana and Indonesia contributed to relative performance,
as did the Fund’s lack of duration exposure in the euro
area. Among credit exposures, overweighted exposure to
subinvestment-grade sovereign credits contributed to relative returns.
Thank you for your continued participation in Templeton
Global Balanced Fund. We look forward to serving your
future investment needs.
Top Five Fixed Income Holdings
*
12/31/21
Issuer
% of Total
Net Assets
A a
Republic of Korea 6.7%
Republic of Indonesia 4.7%
Republic of India 3.0%
Federative Republic of Brazil 2.9%
Monetary Authority of Singapore Bill 2.3%

Templeton Global Balanced Fund

franklintempleton.com
Annual Report
Michael Hasenstab, Ph.D.
Co-Lead Portfolio Manager
Warren Pustam, CFA
Co-Lead Portfolio Manager
Herbert J. Arnett, Jr.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2021
Templeton Global Balanced Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -1.54% -6.82%
5-Year +8.59% +0.51%
10-Year +53.76% +3.80%
Advisor
1-Year -1.28% -1.28%
5-Year +10.31% +1.98%
10-Year +58.47% +4.71%
See page 13 for Performance Summary footnotes.

Templeton Global Balanced Fund
Performance Summary

franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/12–12/31/21)
Advisor Class
(1/1/12–12/31/21)

Templeton Global Balanced Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
The risks associated with higher yielding, lower rated debt securities include higher risk of default and loss of principal. The markets for a particular security or instrument or type of security or instrument are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities or instruments when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund’s investment in derivative securities, such as swaps, financial futures and option contracts, and use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-
grade and high-yield securities in all eligible currencies.
6. Source: FactSet. The Fund’s new blended benchmark was calculated internally and was composed of 50% for the MSCI ACWI-NR and 50% for the Bloomberg Multiverse
Index. The Fund’s old blended benchmark was calculated internally and was composed of 50% for the MSCI ACWI and 50% for the Bloomberg Multiverse Index.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Tax Return
of Capital
A $0.0591
A1 $0.0590
C $0.0348
C1 $0.0435
R $0.0517
R6 $0.0689
Advisor $0.0661
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.23% 1.32%
Advisor 0.98% 1.07%

Your Fund’s Expenses
Templeton Global Balanced Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $941.30 $5.74 $1,019.29 $5.97 1.17%
A1 $1,000 $941.50 $5.74 $1,019.29 $5.97 1.17%
C $1,000 $936.80 $9.36 $1,015.54 $9.74 1.92%
C1 $1,000 $935.70 $7.60 $1,017.35 $7.93 1.56%
R $1,000 $940.50 $6.95 $1,018.04 $7.23 1.42%
R6 $1,000 $943.10 $4.11 $1,020.97 $4.28 0.84%
Advisor $1,000 $942.90 $4.51 $1,020.56 $4.70 0.92%

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended December 31,
2021* 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.82 $2.84 $2.77 $3.17 $2.91
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.07 0.11 0.10 0.09
Net realized and unrealized gains (losses) ........... (0.09) (0.04) 0.08 (0.38) 0.25
Total from investment operations .................... (0.04) 0.03 0.19 (0.28) 0.34
Less distributions from:
Net investment income .......................... — (0.05) (0.12) (0.12) (0.08)
Tax return of capital ............................ (0.06) — — — —
Total distributions ............................... (0.06) (0.05) (0.12) (0.12) (0.08)
Net asset value, end of year ....................... $2.72 $2.82 $2.84 $2.77 $3.17
Total return
c
................................... (1.54)% 1.49% 6.96% (9.44)% 12.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.30% 1.30% 1.22% 1.19% 1.17%
Expenses net of waiver and payments by affiliates
d
...... 1.20% 1.26% 1.19% 1.16% 1.14%
Net investment income ........................... 1.89% 2.85% 3.81% 3.17% 2.82%
Supplemental data
Net assets, end of year (000’s) ..................... $302,724 $354,879 $465,915 $557,604 $745,957
Portfolio turnover rate ............................ 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended December 31,
2021* 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.83 $2.84 $2.77 $3.18 $2.91
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.07 0.11 0.10 0.09
Net realized and unrealized gains (losses) ........... (0.09) (0.03) 0.08 (0.39) 0.26
Total from investment operations .................... (0.04) 0.04 0.19 (0.29) 0.35
Less distributions from:
Net investment income .......................... — (0.05) (0.12) (0.12) (0.08)
Tax return of capital ............................ (0.06) — — — —
Total distributions ............................... (0.06) (0.05) (0.12) (0.12) (0.08)
Net asset value, end of year ....................... $2.73 $2.83 $2.84 $2.77 $3.18
Total return
c
................................... (1.53)% 1.49% 7.33% (9.45)% 12.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.30% 1.30% 1.22% 1.19% 1.17%
Expenses net of waiver and payments by affiliates
d
...... 1.20% 1.26% 1.19% 1.16% 1.14%
Net investment income ........................... 1.89% 2.86% 3.81% 3.17% 2.82%
Supplemental data
Net assets, end of year (000’s) ..................... $165,287 $198,816 $252,990 $285,358 $293,488
Portfolio turnover rate ............................ 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended December 31,
2021* 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.81 $2.82 $2.75 $3.16 $2.90
Income from investment operations
a
:
Net investment income
b
......................... 0.03 0.05 0.09 0.08 0.06
Net realized and unrealized gains (losses) ........... (0.10) (0.03) 0.08 (0.40) 0.26
Total from investment operations .................... (0.07) 0.02 0.17 (0.32) 0.32
Less distributions from:
Net investment income .......................... — (0.03) (0.10) (0.09) (0.06)
Tax return of capital ............................ (0.03) — — — —
Total distributions ............................... (0.03) (0.03) (0.10) (0.09) (0.06)
Net asset value, end of year ....................... $2.71 $2.81 $2.82 $2.75 $3.16
Total return
c
................................... (2.37)% 0.68% 6.55% (10.23)% 11.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.04% 2.04% 1.97% 1.94% 1.92%
Expenses net of waiver and payments by affiliates
d
...... 1.95% 2.00% 1.94% 1.91% 1.89%
Net investment income ........................... 1.12% 2.02% 3.06% 2.42% 2.07%
Supplemental data
Net assets, end of year (000’s) ..................... $39,982 $83,658 $139,231 $203,587 $317,374
Portfolio turnover rate ............................ 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended December 31,
2021* 2020 2019 2018 2017
Class C1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.83 $2.84 $2.77 $3.17 $2.91
Income from investment operations
a
:
Net investment income
b
......................... 0.04 0.06 0.10 0.09 0.08
Net realized and unrealized gains (losses) ........... (0.10) (0.03) 0.08 (0.39) 0.25
Total from investment operations .................... (0.06) 0.03 0.18 (0.30) 0.33
Less distributions from:
Net investment income .......................... — (0.04) (0.11) (0.10) (0.07)
Tax return of capital ............................ (0.04) — — — —
Total distributions ............................... (0.04) (0.04) (0.11) (0.10) (0.07)
Net asset value, end of year ....................... $2.73 $2.83 $2.84 $2.77 $3.17
Total return
c
................................... (2.06)% 1.01% 6.82% (9.88)% 11.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.68% 1.70% 1.62% 1.59% 1.57%
Expenses net of waiver and payments by affiliates
d
...... 1.60% 1.66% 1.59% 1.56% 1.54%
Net investment income ........................... 1.46% 2.32% 3.41% 2.77% 2.42%
Supplemental data
Net assets, end of year (000’s) ..................... $3,535 $13,050 $27,765 $62,418 $173,079
Portfolio turnover rate ............................ 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended December 31,
2021* 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.84 $2.85 $2.78 $3.18 $2.92
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.07 0.10 0.09 0.08
Net realized and unrealized gains (losses) ........... (0.10) (0.03) 0.08 (0.38) 0.25
Total from investment operations .................... (0.05) 0.04 0.18 (0.29) 0.33
Less distributions from:
Net investment income .......................... — (0.05) (0.11) (0.11) (0.07)
Tax return of capital ............................ (0.05) — — — —
Total distributions ............................... (0.05) (0.05) (0.11) (0.11) (0.07)
Net asset value, end of year ....................... $2.74 $2.84 $2.85 $2.78 $3.18
Total return .................................... (1.77)% 1.68% 6.66% (9.67)% 11.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.53% 1.43% 1.47% 1.44% 1.42%
Expenses net of waiver and payments by affiliates
c
...... 1.44% 1.40% 1.44% 1.41% 1.39%
Net investment income ........................... 1.66% 2.63% 3.56% 2.92% 2.57%
Supplemental data
Net assets, end of year (000’s) ..................... $1,206 $1,591 $2,348 $2,778 $4,944
Portfolio turnover rate ............................ 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended December 31,
2021* 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.83 $2.85 $2.78 $3.18 $2.92
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.08 0.12 0.11 0.09
Net realized and unrealized gains (losses) ........... (0.09) (0.04) 0.08 (0.38) 0.26
Total from investment operations .................... (0.03) 0.04 0.20 (0.27) 0.35
Less distributions from:
Net investment income .......................... — (0.06) (0.13) (0.13) (0.09)
Tax return of capital ............................ (0.07) — — — —
Total distributions ............................... (0.07) (0.06) (0.13) (0.13) (0.09)
Net asset value, end of year ....................... $2.73 $2.83 $2.85 $2.78 $3.18
Total return .................................... (1.19)% 1.87% 7.32% (9.09)% 12.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 0.99% 0.92% 0.89% 0.84%
Expenses net of waiver and payments by affiliates
c
...... 0.86% 0.90% 0.84% 0.82% 0.77%
Net investment income ........................... 2.23% 3.18% 4.16% 3.51% 3.19%
Supplemental data
Net assets, end of year (000’s) ..................... $3,227 $4,624 $6,080 $7,933 $11,254
Portfolio turnover rate ............................ 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended December 31,
2021* 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.84 $2.85 $2.78 $3.19 $2.92
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.08 0.12 0.11 0.10
Net realized and unrealized gains (losses) ........... (0.09) (0.03) 0.08 (0.39) 0.26
Total from investment operations .................... (0.03) 0.05 0.20 (0.28) 0.36
Less distributions from:
Net investment income .......................... — (0.06) (0.13) (0.13) (0.09)
Tax return of capital ............................ (0.07) — — — —
Total distributions ............................... (0.07) (0.06) (0.13) (0.13) (0.09)
Net asset value, end of year ....................... $2.74 $2.84 $2.85 $2.78 $3.19
Total return .................................... (1.28)% 1.75% 7.57% (9.19)% 12.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 1.04% 0.97% 0.94% 0.92%
Expenses net of waiver and payments by affiliates
c
...... 0.95% 1.00% 0.94% 0.91% 0.89%
Net investment income ........................... 2.14% 3.00% 4.06% 3.42% 3.07%
Supplemental data
Net assets, end of year (000’s) ..................... $57,537 $77,426 $141,277 $207,346 $246,044
Portfolio turnover rate ............................ 52.63% 74.03% 26.62% 45.92% 34.25%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Statement of Investments, December 31, 2021
Templeton Global Balanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

.
a a Industry Shares a Value
a
Common Stocks 51.3%
China 2.4%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 418,800 $ 6,155,378
a
New Oriental Education & Technology
Group, Inc. .................... Diversified Consumer Services 844,600 1,751,201
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 14,790 3,368,866
a,b
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 3,129,000 2,445,533
13,720,978
France 0.5%
Dassault Aviation SA .............. Aerospace & Defense 26,270 2,839,045
Germany 2.3%
a
Continental AG .................. Auto Components 24,511 2,573,224
Deutsche Boerse AG .............. Capital Markets 19,935 3,326,004
E.ON SE ....................... Multi-Utilities 269,127 3,737,222
Siemens AG .................... Industrial Conglomerates 20,949 3,625,559
13,262,009
Hong Kong 1.2%
AIA Group Ltd. .................. Insurance 661,800 6,680,389
India 1.1%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 189,149 6,531,176
Ireland 0.5%
a
Ryanair Holdings plc, ADR ......... Airlines 29,900 3,059,667
a
Japan 3.2%
Hitachi Ltd. ..................... Industrial Conglomerates 113,500 6,144,934
Honda Motor Co. Ltd. ............. Automobiles 169,800 4,827,999
Seria Co. Ltd. ................... Multiline Retail 141,600 4,098,990
Toyota Industries Corp. ............ Machinery 43,700 3,493,569
18,565,492
Luxembourg 0.3%
ArcelorMittal SA ................. Metals & Mining 50,424 1,616,256
Netherlands 1.4%
NN Group NV ................... Insurance 70,738 3,822,508
SBM Offshore NV ................ Energy Equipment & Services 277,370 4,131,466
7,953,974
Singapore 0.4%
a
Wheels Up Experience, Inc. ........ Airlines 439,500 2,039,280
a
South Africa 0.0%
a,c,d
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 —
a,c,d
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 —
—
South Korea 1.3%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 118,294 7,768,302
Spain 0.4%
a
Amadeus IT Group SA ............ IT Services 33,447 2,261,377
a
Switzerland 0.8%
Adecco Group AG ................ Professional Services 92,829 4,724,878

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan 1.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 443,300 $ 9,789,255
United Kingdom 8.5%
a
Allfunds Group plc ................ Capital Markets 139,027 2,735,485
AstraZeneca plc ................. Pharmaceuticals 34,123 3,981,286
a
Compass Group plc .............. Hotels, Restaurants & Leisure 162,596 3,657,661
Diageo plc ..................... Beverages 202,195 11,046,243
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 59,100 1,975,713
Imperial Brands plc ............... Tobacco 140,833 3,083,819
a
Informa plc ..................... Media 454,787 3,181,640
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 134,248 7,288,050
Persimmon plc .................. Household Durables 80,801 3,129,225
Prudential plc, (HKD Traded) ........ Insurance 27,150 463,284
Prudential plc, (GBP Traded) ........ Insurance 251,954 4,353,464
Travis Perkins plc ................ Trading Companies & Distributors 171,451 3,616,492
48,512,362
United States 25.3%
a
Alphabet, Inc., A ................. Interactive Media & Services 2,843 8,236,285
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 2,823 9,412,842
American Express Co. ............ Consumer Finance 22,900 3,746,440
a
Array Technologies, Inc. ........... Electrical Equipment 233,500 3,663,615
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 33,000 9,867,000
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 4,693 11,259,586
Comcast Corp., A ................ Media 152,124 7,656,401
a
DXC Technology Co. .............. IT Services 184,800 5,948,712
a
F5, Inc. ........................ Communications Equipment 39,800 9,739,458
Freeport-McMoRan, Inc. ........... Metals & Mining 39,600 1,652,508
General Dynamics Corp. ........... Aerospace & Defense 18,400 3,835,848
HCA Healthcare, Inc. .............. Health Care Providers & Services 12,500 3,211,500
Keurig Dr Pepper, Inc. ............. Beverages 89,700 3,306,342
a
LivaNova plc .................... Health Care Equipment & Supplies 21,800 1,905,974
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 61,900 3,960,981
Medtronic plc ................... Health Care Equipment & Supplies 26,900 2,782,805
a
Meta Platforms, Inc., A ............ Interactive Media & Services 15,022 5,052,650
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 27,700 2,580,255
a
Sabre Corp. .................... IT Services 143,500 1,232,665
a
Southwest Airlines Co. ............ Airlines 56,900 2,437,596
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 47,600 5,520,648
UnitedHealth Group, Inc. ........... Health Care Providers & Services 29,310 14,717,723
a
Walt Disney Co. (The) ............. Entertainment 41,700 6,458,913
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 52,600 4,844,986
a
Zendesk , Inc. ................... Software 61,918 6,457,428
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 43,400 5,513,536
145,002,697
Total Common Stocks (Cost $241,638,270) .....................................
294,327,137

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b,c,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 2,767,566 $ —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,708,327 EUR —
b,c,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 1,408,368 —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 25.6%
Argentina 1.3%
f
Argentina BONCER ,
Index Linked, 1.3%, 9/20/22 ....... 161,812,759 ARS 796,054
Index Linked, 1.4%, 3/25/23 ....... 565,071,894 ARS 2,755,813
Index Linked, 1.45%, 8/13/23 ...... 31,347,114 ARS 148,442
Index Linked, 1.5%, 3/25/24 ....... 486,639,697 ARS 2,329,177
Argentina Government Bond ,
16%, 10/17/23 ................. 308,428,000 ARS 944,530
15.5%, 10/17/26 ................ 243,952,000 ARS 465,721
7,439,737
Brazil 1.0%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 6,510,000 BRL 1,151,960
10%, 1/01/27 .................. 19,590,000 BRL 3,439,117
10%, 1/01/29 .................. 2,780,000 BRL 483,466
10%, 1/01/31 .................. 4,450,000 BRL 766,624
5,841,167
Colombia 1.5%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 12,715
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 23,254
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 1,382,200,000 COP 343,320
B, 10%, 7/24/24 ................ 1,738,000,000 COP 457,582
B, 6.25%, 11/26/25 .............. 3,538,000,000 COP 836,371
B, 7.5%, 8/26/26 ............... 26,717,000,000 COP 6,522,098
B, 5.75%, 11/03/27 .............. 2,434,000,000 COP 540,465
8,735,805
Ecuador 1.2%
b
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 6,275,000 4,149,344
Senior Bond, 144A, 0.5%, 7/31/40 .. 599,000 352,287
Senior Note, 144A, 5%, 7/31/30 .... 2,460,000 2,044,875
6,546,506

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
El Salvador 0.0%
†
b
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 $ 57,375
Ghana 1.9%
Ghana Government Bond ,
18.75%, 1/24/22 ................ 5,185,000 GHS 848,577
18.25%, 7/25/22 ................ 8,040,000 GHS 1,319,718
20.75%, 1/16/23 ................ 640,000 GHS 105,962
18.85%, 9/28/23 ................ 1,750,000 GHS 281,893
19.25%, 12/18/23 ............... 580,000 GHS 93,701
19.75%, 3/25/24 ................ 6,470,000 GHS 1,049,920
19%, 11/02/26 ................. 25,220,000 GHS 3,882,214
19.75%, 3/15/32 ................ 18,450,000 GHS 2,840,211
Senior Note, 17.6%, 2/20/23 ...... 50,000 GHS 8,028
Senior Note, 18.3%, 3/02/26 ...... 105,000 GHS 16,078
Senior Note, 18.5%, 1/02/23 ...... 390,000 GHS 63,336
Senior Note, 17.25%, 7/31/23 ...... 1,420,000 GHS 224,715
10,734,353
India 3.0%
India Government Bond ,
7.16%, 5/20/23 ................ 83,000,000 INR 1,149,849
8.2%, 9/24/25 ................. 289,100,000 INR 4,211,970
7.59%, 1/11/26 ................. 369,200,000 INR 5,275,348
7.27%, 4/08/26 ................ 280,500,000 INR 3,966,526
Senior Note, 5.22%, 6/15/25 ...... 93,000,000 INR 1,235,447
Senior Note, 5.15%, 11/09/25 ...... 115,000,000 INR 1,517,668
17,356,808
Indonesia 4.7%
Indonesia Government Bond ,
FR35, Senior Bond, 12.9%, 6/15/22 . 10,168,000,000 IDR 743,617
FR39, 11.75%, 8/15/23 .......... 1,616,000,000 IDR 127,597
FR43, 10.25%, 7/15/22 .......... 154,000,000 IDR 11,221
FR46, 9.5%, 7/15/23 ............ 73,000,000,000 IDR 5,559,576
FR63, 5.625%, 5/15/23 .......... 2,150,000,000 IDR 154,841
FR70, 8.375%, 3/15/24 .......... 84,648,000,000 IDR 6,468,821
FR81, 6.5%, 6/15/25 ............ 50,707,000,000 IDR 3,749,881
FR86, 5.5%, 4/15/26 ............ 142,120,000,000 IDR 10,132,126
26,947,680
Mexico 1.6%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/09/22 ............... 142,830,000 MXN 6,960,920
M, Senior Bond, 8%, 12/07/23 ..... 32,730,000 MXN 1,617,176
M 20, 10%, 12/05/24 ............ 8,530,000 MXN 445,429
9,023,525
South Korea 8.2%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 10,560,000,000 KRW 8,816,295
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 876,000,000 KRW 744,573
3.375%, 9/10/23 ................ 12,173,000,000 KRW 10,537,043
0.875%, 12/10/23 ............... 12,469,000,000 KRW 10,334,043
1.875%, 3/10/24 ................ 2,205,000,000 KRW 1,860,948

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond, (continued)
1.375%, 9/10/24 ................ 5,035,400,000 KRW $ 4,188,055
3%, 9/10/24 ................... 745,000,000 KRW 646,175
Senior Note, 1.125%, 6/10/24 ...... 12,125,400,000 KRW 10,049,205
47,176,337
Sri Lanka 0.3%
b
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 600,000 312,108
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 820,576
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 101,892
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 102,228
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 112,904
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 211,344
1,661,052
Supranational 0.5%
g
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 60,000,000 MXN 2,899,196
Turkey 0.4%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 17,350,000 TRY 1,230,395
12.2%, 1/18/23 ................ 1,170,000 TRY 80,813
7.1%, 3/08/23 ................. 4,980,000 TRY 320,528
16.2%, 6/14/23 ................ 6,170,000 TRY 430,124
8.8%, 9/27/23 ................. 3,200,000 TRY 196,923
10.4%, 3/20/24 ................ 270,000 TRY 16,310
12.6%, 10/01/25 ................ 2,990,000 TRY 164,857
2,439,950
Total Foreign Government and Agency Securities (Cost $188,553,059) ............
146,859,491
Shares
Escrows and Litigation Trusts 0.0%
a,c
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $434,580,849) ...............................
441,186,628
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 21.03 MXN, Expires 3/04/22 .. 1 1,107,000 14,817
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 2,069,000 8,054

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 2,189,000 $ 37,816
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 778,000 19,244
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.34 MXN, Expires 5/31/22 ....... 1 2,058,000 26,870
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.69 MXN, Expires 5/24/22 ....... 1 5,561,000 54,543
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 23.44 MXN, Expires 12/22/22 . 1 3,339,000 87,456
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,135,000 32,346
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 465,000 13,252
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 1,405,000 43,069
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 1,406,000 38,279
375,746
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 1,667,000 1,842
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 1,667,000 3,259
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 389,000 261
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 456,000 2,119
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 232,000 2,311
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 568,000 5,658
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.64 MXN, Expires 2/08/22 .. 1 624,000 9,052

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.27 MXN, Expires 2/28/22 .. 1 343,000 $ 12,400
36,902
Total Options Purchased (Cost $880,777) ......................................
412,648
Short Term Investments 21.7%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 8.9%
Argentina 0.2%
f,h
Letras de la Nacion Argentina con Ajuste
por CER ,
Index Linked, 4/18/22 ............ 88,454,605 ARS 432,708
Index Linked, 5/23/22 ............ 69,353,902 ARS 337,849
Index Linked, 6/30/22 ............ 35,314,368 ARS 172,288
942,845
Brazil 2.9%
h
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 11,220,000 BRL 1,633,361
7/01/24 ...................... 52,870,000 BRL 7,344,816
1/01/25 ...................... 57,070,000 BRL 7,568,358
16,546,535
Egypt 0.9%
h
Egypt Treasury Bills ,
1/04/22 ...................... 2,600,000 EGP 165,620
1/11/22 ...................... 12,700,000 EGP 807,865
2/15/22 ...................... 5,200,000 EGP 327,266
2/22/22 ...................... 6,000,000 EGP 377,004
3/01/22 ...................... 2,400,000 EGP 150,489
3/22/22 ...................... 16,525,000 EGP 1,029,043
4/26/22 ...................... 9,300,000 EGP 572,435
6/14/22 ...................... 11,200,000 EGP 679,085
i
9/20/22 ...................... 14,300,000 EGP 836,639
i
11/01/22 ..................... 1,600,000 EGP 92,259
i
11/08/22 ..................... 3,300,000 EGP 189,828
i
11/15/22 ..................... 2,400,000 EGP 137,726
i
11/22/22 ..................... 1,600,000 EGP 91,597
5,456,856
Japan 1.9%
h
Japan Treasury Bills ,
2/07/22 ...................... 499,300,000 JPY 4,338,415
2/10/22 ...................... 590,900,000 JPY 5,134,376
3/25/22 ...................... 173,000,000 JPY 1,503,422
3/28/22 ...................... 19,100,000 JPY 165,986
11,142,199

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore 2.3%
h
Singapore Treasury Bills ,
1/14/22 ...................... 5,300,000 SGD $ 3,929,118
2/11/22 ...................... 750,000 SGD 555,778
2/18/22 ...................... 11,430,000 SGD 8,469,203
12,954,099
Thailand 0.7%
h
Thailand Treasury Bills ,
3/24/22 ...................... 76,670,000 THB 2,306,265
5/11/22 ...................... 2,230,000 THB 67,037
6/22/22 ...................... 52,770,000 THB 1,585,428
3,958,730
Total Foreign Government and Agency Securities (Cost $52,943,969) ..............
51,001,264
Industry Shares
Money Market Funds 12.8%
United States 12.8%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 73,639,085 73,639,085
Total Money Market Funds (Cost $73,639,085) ..................................
73,639,085
a a a a a
Total Short Term Investments (Cost $126,583,054 ) ...............................
124,640,349
a a a
Total Investments (Cost $562,044,680) 98.7% ...................................
$566,239,625
Options Written (0.0) %
†
......................................................
(247,332)
Other Assets, less Liabilities 1.3% .............................................
7,505,521
Net Assets 100.0% ...........................................................
$573,497,814
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
l
Options Written (0.0)%
†
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 20.56 MXN, Expires 3/04/22 .. 1 415,000 (9,398)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.64 MXN, Expires 2/08/22 .. 1 624,000 (8,939)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 690,000 (6,435)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 447,000 (2,304)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 456,000 (11,742)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 22.55 MXN, Expires 3/04/22 .. 1 415,000 (1,110)

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
l
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 1,379,000 $ (862)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 99,000 (3,394)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 902,000 (30,926)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.05 MXN, Expires 2/24/22 .. 1 2,582,000 (3,138)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.79 MXN, Expires 2/28/22 .. 1 686,000 (495)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
23.80 MXN, Expires 5/31/22 ....... 1 1,029,000 (5,642)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 24.95 MXN, Expires 12/22/22 . 1 1,002,000 (15,329)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 2,222,000 (5,973)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
25.65 MXN, Expires 5/24/22 ....... 1 2,185,000 (4,392)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 414,000 (2,504)
(112,583)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 2,189,000 (14,868)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 99,000 (1,013)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 902,000 (9,228)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 456,000 (7,536)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.72 MXN, Expires 2/28/22 .. 1 343,000 (6,222)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 778,000 (27,200)

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
l
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,135,000 $ (48,721)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 465,000 (19,961)
(134,749)
Total Options Written (Premiums received $465,252) ............................
$ (247,332)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $17,998,516, representing 3.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
See Note 10 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
Redemption price at maturity is adjusted for inflation. See Note 1(j).
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(d) regarding written options.

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 764,851,089 934,672 1/07/22 $ — $ (37,338)
Euro ............. UBSW Buy 943,744 1,065,788 1/07/22 7,881 —
Euro ............. UBSW Sell 943,744 1,125,247 1/07/22 51,578 —
Chilean Peso ...... GSCO Buy 552,968,936 673,687 1/10/22 — (25,210)
Chinese Yuan ...... CITI Buy 19,903,590 3,032,235 1/12/22 92,470 —
Chilean Peso ...... JPHQ Buy 1,262,000,000 1,589,421 1/13/22 — (110,075)
Mexican Peso ...... MSCO Sell 22,585,284 1,073,417 1/13/22 — (25,426)
Chilean Peso ...... GSCO Buy 383,191,856 474,247 1/14/22 — (25,124)
Chinese Yuan ...... HSBK Buy 21,550,930 3,311,177 1/18/22 70,812 —
Euro ............. DBAB Sell 1,021,756 10,392,587 SEK 1/18/22 — (13,632)
Mexican Peso ...... CITI Buy 728,620 33,863 1/18/22 1,556 —
Mexican Peso ...... CITI Sell 59,491,000 2,872,158 1/18/22 — (19,742)
Chilean Peso ...... JPHQ Buy 1,449,610,000 1,776,483 1/21/22 — (79,130)
Euro ............. JPHQ Sell 1,358,643 13,824,100 NOK 1/21/22 22,056 —
Indian Rupee ...... JPHQ Buy 113,619,700 1,471,948 1/27/22 49,538 —
Euro ............. HSBK Sell 2,944,284 4,364,636 CAD 2/03/22 100,096 —
Euro ............. JPHQ Sell 1,863,468 2,771,610 CAD 2/03/22 70,617 —
Chilean Peso ...... JPHQ Buy 764,848,911 931,879 2/07/22 — (38,545)
Chilean Peso ...... GSCO Buy 627,450,000 772,560 2/10/22 — (40,069)
Indian Rupee ...... CITI Buy 82,812,900 1,094,251 2/10/22 13,041 —
Chilean Peso ...... GSCO Buy 712,184,411 901,956 2/11/22 — (70,683)
Chinese Yuan ...... JPHQ Buy 29,990,050 4,708,428 2/14/22 — (10,021)
Euro ............. JPHQ Sell 2,339,856 3,450,000 CAD 2/14/22 64,189 —
Australian Dollar .... DBAB Sell 3,330,000 2,445,365 2/17/22 25,333 —
Australian Dollar .... MSCO Sell 3,379,000 2,481,105 2/17/22 25,462 —
Chinese Yuan ...... JPHQ Buy 14,973,410 2,327,630 2/22/22 17,105 —
Euro ............. JPHQ Buy 4,100,000 4,634,592 2/23/22 34,215 —
Euro ............. JPHQ Sell 4,768,813 5,672,312 2/23/22 241,906 —
Euro ............. DBAB Sell 1,877,412 2,211,479 2/28/22 73,404 —
Russian Ruble ..... JPHQ Buy 46,043,900 612,826 3/03/22 — (6,486)
Russian Ruble ..... MSCO Buy 123,931,100 1,649,336 3/03/22 — (17,319)
Thai Baht ......... DBAB Buy 130,900,000 3,879,093 3/07/22 64,846 —
Chinese Yuan ...... BOFA Buy 19,668,730 3,007,359 3/09/22 69,858 —
Chilean Peso ...... GSCO Buy 1,010,350,000 1,190,706 3/10/22 — (16,618)
Russian Ruble ..... DBAB Buy 121,099,600 1,609,524 3/11/22 — (18,062)
Japanese Yen ...... CITI Buy 230,199,313 2,092,759 3/14/22 — (91,635)
Japanese Yen ...... CITI Sell 230,199,313 2,017,142 3/14/22 16,018 —
Chinese Yuan ...... HSBK Buy 21,692,020 3,387,949 3/15/22 4,461 —
Euro ............. DBAB Sell 690,203 7,070,900 NOK 3/15/22 15,030 —
Chilean Peso ...... GSCO Buy 3,071,765,074 3,660,586 3/16/22 — (94,402)
Euro ............. DBAB Sell 4,260,491 43,648,752 SEK 3/16/22 — (25,051)
Euro ............. JPHQ Sell 1,321,536 13,536,100 NOK 3/16/22 28,415 —
Indian Rupee ...... HSBK Buy 133,941,730 1,754,484 3/16/22 28,624 —
Australian Dollar .... CITI Sell 1,464,000 1,047,185 3/21/22 — (16,840)
New Zealand Dollar . CITI Buy 1,410,000 951,961 3/21/22 11,570 —
New Zealand Dollar . JPHQ Buy 5,360,000 3,612,783 3/21/22 50,002 —
Japanese Yen ...... MSCO Buy 197,574,700 1,799,373 3/22/22 — (81,681)
Japanese Yen ...... MSCO Sell 197,574,700 1,733,157 3/22/22 15,465 —
Australian Dollar .... CITI Sell 2,121,000 1,534,649 3/28/22 — (6,917)
Japanese Yen ...... CITI Buy 177,926,070 1,622,303 3/28/22 — (75,317)
Japanese Yen ...... CITI Sell 102,000,000 893,919 3/28/22 7,076 —
Euro ............. DBAB Sell 653,864 6,689,000 NOK 4/01/22 12,576 —

Templeton Global Investment Trust
Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 11,741,488 120,073,113 NOK 4/01/22 $ 221,092 $ —
Indian Rupee ...... JPHQ Buy 113,941,400 1,500,809 4/07/22 10,192 —
Indian Rupee ...... CITI Buy 110,703,100 1,461,427 4/08/22 6,449 —
Indian Rupee ...... JPHQ Buy 147,383,500 1,942,579 4/08/22 11,663 —
Indian Rupee ...... CITI Buy 133,442,300 1,750,292 4/12/22 18,223 —
Indian Rupee ...... HSBK Buy 133,568,000 1,748,959 4/12/22 21,223 —
Euro ............. JPHQ Sell 2,085,178 21,150,000 SEK 4/13/22 — (36,702)
Mexican Peso ...... CITI Sell 36,742,000 1,756,310 4/13/22 — (2,155)
Euro ............. DBAB Sell 1,640,547 16,628,116 SEK 4/14/22 — (30,232)
Euro ............. DBAB Sell 1,242,835 12,471,100 SEK 4/19/22 — (36,952)
Euro ............. HSBK Sell 2,938,382 4,364,673 CAD 5/03/22 98,313 —
Euro ............. JPHQ Sell 1,860,245 2,772,415 CAD 5/03/22 69,519 —
Chilean Peso ...... GSCO Buy 681,736,936 859,498 5/11/22 — (75,551)
Euro ............. DBAB Sell 4,049,132 41,596,330 SEK 5/18/22 — (15,621)
Russian Ruble ..... MSCO Buy 200,145,100 2,563,498 5/23/22 19,575 —
Mexican Peso ...... CITI Sell 36,742,000 1,659,793 5/31/22 — (81,761)
Australian Dollar .... CITI Sell 6,151,000 4,598,112 6/07/22 126,265 —
Japanese Yen ...... CITI Buy 519,174,000 4,598,621 6/07/22 — (79,430)
Chinese Yuan ...... BOFA Buy 23,581,730 3,650,694 6/08/22 16,879 —
Chinese Yuan ...... CITI Buy 30,403,810 4,706,982 6/09/22 21,295 —
Chinese Yuan ...... JPHQ Buy 11,668,020 1,807,168 6/10/22 7,277 —
Russian Ruble ..... DBAB Buy 313,041,100 3,988,199 6/10/22 34,598 —
Euro ............. DBAB Sell 648,944 6,561,800 SEK 6/15/22 — (14,430)
Euro ............. DBAB Sell 1,059,287 10,786,400 NOK 6/16/22 10,390 —
New Zealand Dollar . BOFA Buy 1,200,000 804,480 6/17/22 13,613 —
Euro ............. DBAB Sell 851,288 8,716,000 NOK 6/20/22 13,550 —
Euro ............. DBAB Sell 3,438,599 35,502,500 NOK 6/22/22 87,852 —
Euro ............. DBAB Sell 1,020,706 10,071,000 NOK 7/19/22 — (28,319)
Euro ............. DBAB Sell 1,240,535 12,471,100 SEK 7/19/22 — (36,387)
Euro ............. JPHQ Sell 1,373,038 13,536,100 NOK 7/19/22 — (39,367)
Euro ............. HSBK Sell 9,071,293 13,108,381 CAD 8/03/22 — (22,559)
Euro ............. JPHQ Sell 1,918,773 2,771,610 CAD 8/03/22 — (5,636)
Russian Ruble ..... JPHQ Buy 41,419,900 518,427 8/24/22 4,760 —
Russian Ruble ..... DBAB Buy 182,569,600 2,273,311 9/15/22 21,292 —
Total Forward Exchange Contracts ................................................... $2,119,220 $(1,450,425)
Net unrealized appreciation (depreciation) ............................................ $668,795
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  11  regarding other derivative information.
See Abbreviations on page 55 .

Templeton Global Investment Trust
Consolidated Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $488,405,595
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 73,639,085
Value - Unaffiliated issuers .................................................................. $492,600,540
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 73,639,085
Restricted cash for OTC derivative contracts (Note 1e) ............................................... 780,000
Restricted currency, at value (cost $2,310) (Not e 1f) ................................................. 2,288
Foreign currency, at value (cost $1,804,336) ...................................................... 1,816,069
Receivables:
Capital shares sold ........................................................................ 98,628
Dividends and interest ..................................................................... 3,116,516
European Union tax reclaims (Note 1 i ) ......................................................... 7,689,392
Deposits with brokers for:
OTC derivative contracts .................................................................. 490,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,119,220
Deferred tax benefit (Not e 1h) ................................................................. 312,828
Total assets .......................................................................... 582,664,566
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,245,491
Capital shares redeemed ................................................................... 1,439,369
Management fees ......................................................................... 286,682
Distribution fees .......................................................................... 137,455
Transfer agent fees ........................................................................ 45,579
Trustees' fees and expenses ................................................................. 74,784
IRS closing agreement fees for European Union tax reclaims (Note 1 i ) ................................. 2,580,121
Due to brokers ............................................................................. 780,000
Options written, at value (premiums received $465,252) .............................................. 247,332
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,450,425
Deferred tax ............................................................................... 356,432
Accrued expenses and other liabilities ........................................................... 523,082
Total liabilities ......................................................................... 9,166,752
Net assets, at value ................................................................. $573,497,814
Net assets consist of:
Paid-in capital ............................................................................. $726,022,202
Total distributable earnings (losses) ............................................................. (152,524,388)
Net assets, at value ................................................................. $573,497,814

Templeton Global Investment Trust
Consolidated Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Templeton
Global
Balanced Fund
Class A:
Net assets, at value ....................................................................... $302,723,508
Shares outstanding ........................................................................ 111,100,418
Net asset value per share
a
.................................................................. $2.72
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $2.88
Class A1:
Net assets, at value ....................................................................... $165,286,731
Shares outstanding ........................................................................ 60,564,806
Net asset value per share
a
.................................................................. $2.73
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $2.84
Class C:
Net assets, at value ....................................................................... $39,982,135
Shares outstanding ........................................................................ 14,729,136
Net asset value and maximum offering price per share
a
............................................. $2.71
Class C1:
Net assets, at value ....................................................................... $3,535,455
Shares outstanding ........................................................................ 1,292,885
Net asset value and maximum offering price per share
a
............................................. $2.73
Class R:
Net assets, at value ....................................................................... $1,205,963
Shares outstanding ........................................................................ 440,346
Net asset value and maximum offering price per share ............................................. $2.74
Class R6:
Net assets, at value ....................................................................... $3,227,193
Shares outstanding ........................................................................ 1,181,195
Net asset value and maximum offering price per share ............................................. $2.73
Advisor Class:
Net assets, at value ....................................................................... $57,536,829
Shares outstanding ........................................................................ 21,013,377
Net asset value and maximum offering price per share ............................................. $2.74
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Consolidated Statement of Operations*
Consolidated Statement of Operations*
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Global
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $344,310)
Unaffiliated issuers ........................................................................ $5,107,068
Non-controlled affiliates (Note 3 f ) ............................................................. 3,089
Interest: (net of foreign taxes of $430,873)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 4,364,782
Paid in cash
a
........................................................................... 12,540,008
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 2,959
Non-controlled affiliates (Note 3 f ) ............................................................. 107
Other income (Note 1 i ) ....................................................................... 67,044
Less: IRS closing agreement fees for European Union tax reclaims (Not e 1i) .............................. (1,130,571)
Total investment income ................................................................... 20,954,486
Expenses:
Management fees (Note 3 a ) ................................................................... 5,419,902
Distribution fees: (Note 3c )
    Class A ................................................................................ 855,404
    Class A1 ............................................................................... 473,487
    Class C ................................................................................ 649,252
    Class C1 ............................................................................... 50,395
    Class R ................................................................................ 6,847
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 420,091
    Class A1 ............................................................................... 232,447
    Class C ................................................................................ 79,307
    Class C1 ............................................................................... 9,446
    Class R ................................................................................ 1,730
    Class R6 ............................................................................... 3,548
    Advisor Class ............................................................................ 84,454
Custodian fees (Not e 4) ...................................................................... 123,322
Reports to shareholders fees .................................................................. 206,380
Registration and filing fees .................................................................... 127,953
Professional fees ........................................................................... 175,284
Trustees' fees and expenses .................................................................. 129,643
Other .................................................................................... 95,547
Total expenses ......................................................................... 9,144,439
Expense reductions (Not e 4) ............................................................... (1,808)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (663,286)
Net expenses ......................................................................... 8,479,345
Net investment income ................................................................ 12,475,141

Templeton Global Investment Trust
Consolidated Statement of Operations*
Consolidated Statement of Operations*
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Templeton
Global
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $60,556)
Unaffiliated issuers ...................................................................... 36,864,155
Written options ........................................................................... (150,017)
Foreign currency transactions ................................................................ (315,186)
Forward exchange contracts ................................................................. (8,134,383)
Futures contracts ......................................................................... (1,164,167)
Net realized gain (loss) .................................................................. 27,100,402
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (54,641,806)
Translation of other assets and liabilities denominated in foreign currencies .............................. (833,520)
Written options ........................................................................... 902,182
Forward exchange contracts ................................................................. 8,624,296
Change in deferred tax benefit (Not e 1h ) ........................................................ 169,104
Change in deferred taxes on unrealized appreciation ............................................... 330,277
Net change in unrealized appreciation (depreciation) ............................................ (45,449,467)
Net realized and unrealized gain (loss) ............................................................ (18,349,065)
Net increase (decrease) in net assets resulting from operations .......................................... $(5,873,924)
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(h).
a
Includes amortization of premium and accretion of discount.

Templeton Global Investment Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton Global Balanced Fund
Year Ended
December 31, 2021*
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,475,141 $21,602,150
Net realized gain (loss) ................................................. 27,100,402 (137,143,546)
Net change in unrealized appreciation (depreciation) ........................... (45,449,467) 96,699,913
Net increase (decrease) in net assets resulting from operations ................ (5,873,924) (18,841,483)
Distributions to shareholders:
Class A ............................................................. — (7,638,802)
Class A1 ............................................................ — (4,211,501)
Class C ............................................................. — (1,311,955)
Class C1 ............................................................ — (277,743)
Class R ............................................................. — (35,053)
Class R6 ............................................................ — (116,532)
Advisor Class ........................................................ — (2,125,461)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (6,995,677) —
Class A1 ............................................................ (3,836,771) —
Class C ............................................................. (741,881) —
Class C1 ............................................................ (101,806) —
Class R ............................................................. (24,527) —
Class R6 ............................................................ (95,649) —
Advisor Class ........................................................ (1,543,438) —
Total distributions to shareholders .......................................... (13,339,749) (15,717,047)
Capital share transactions: (Note 2 )
Class A ............................................................. (41,199,574) (98,421,442)
Class A1 ............................................................ (27,722,796) (48,191,066)
Class C ............................................................. (42,980,955) (49,773,621)
Class C1 ............................................................ (9,675,828) (13,329,161)
Class R ............................................................. (349,207) (700,761)
Class R6 ............................................................ (1,299,446) (1,245,261)
Advisor Class ........................................................ (18,105,272) (55,341,265)
Total capital share transactions ............................................ (141,333,078) (267,002,577)
Net increase (decrease) in net assets ................................... (160,546,751) (301,561,107)
Net assets:
Beginning of year ....................................................... 734,044,565 1,035,605,672
End of year ........................................................... $573,497,814 $734,044,565
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021. See Note 1(h).

Templeton Global Investment Trust

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Annual Report
Notes to Consolidated Financial Statements
Templeton Global Balanced Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Balanced Fund (Fund) is included in this report.
The Fund offers seven classes of shares: Class A, Class
A1, Class C, Class C1, Class R, Class R6 and Advisor
Class. Effective August 2, 2021, Class C and Class C1
shares automatically convert to Class A shares on a monthly
basis, after they have been held for 8 years. Prior to August
2, 2021, Class C and Class C1 shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instru ments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded and OTC
option contracts primarily to manage and/or gain exposure
to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as a
realized gain or loss.
See Note 11 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
e. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.
f. Restricted Currency
At December 31, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
g. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Consolidated Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
December 31, 2021, the Fund had no securities on loan.
h. Investments in FT Holdings Corporation IV (FT
Subsidiary)
Prior to April 27, 2021, the Fund invested in FT Subsidiary.
FT Subsidiary was a Delaware Corporation, was a wholly-
owned subsidiary of the Fund, and was able to invest in
certain financial instruments consistent with the investment objective of the Fund. In December 2020, FT Subsidiary’s
sole investment, Turtle Bay Resort, liquidated and paid
a final distribution. FT Subsidiary, which is a tax paying
entity, recognized a realized loss on its Turtle Bay Resort
investment. An estimated deferred tax asset based on such
realized loss was recorded. The estimated benefit was
calculated using the federal rates applicable at the time the tax was paid. The losses will be carried-back to offset prior year gains, resulting in a tax refund which will relieve the estimated deferred tax asset once the final tax filings are
completed.
On April 27, 2021, the Fund redeemed out of FT Subsidiary.
FT Subsidiary ceased operations and simultaneously
transferred its assets and liabilities to the Fund (including the deferred tax asset).
The results of operations of the FT Subsidiary through April
27, 2021 have been consolidated into the Consolidated
Statement of Operations, Consolidated Statements
of Changes in Net Assets and Consolidated Financial
Highlights.
i. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Consolidated
Statement of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statement of Assets and Liabilities. Any fees associated
with these filings are reflected in other expenses in the
Consolidated Statement of Operations. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes,
EU reclaims received by the Fund, if any, reduce the
amount of foreign taxes Fund shareholders can use as tax
deductions or credits on their income tax returns. In the
event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the fiscal year
ended December 31, 2021, the Fund received EU reclaims
in excess of the foreign taxes paid during the year. The Fund determined to enter into a closing agreement with the IRS
and recorded the estimated fees as a reduction to income,
as reflected in the Consolidated Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on
its technical merits. As of December 31, 2021, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Consolidated Statement of
Operations.
1. Organization and Significant Accounting Policies
(continued)
i. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
k. Accounting Estimates
The preparation of consolidated financial statements in
accordance with U.S. GAAP requires management to make
estimates and assumptions that affect the reported amounts
of assets and liabilities at the date of the consolidated
financial statements and the amounts of income and
expenses during the reporting period. Actual results could
differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 16,092,436 $46,257,741 11,969,597 $30,740,318
Shares issued in reinvestment of distributions .......... 2,344,858 6,704,870 3,025,251 7,334,279
Shares redeemed ............................... (33,058,605) (94,162,185) (53,437,948) (136,496,039)
Net increase (decrease) .......................... (14,621,311) $(41,199,574) (38,443,100) $(98,421,442)
Class A1 Shares:
Shares sold ................................... 3,874,311 $11,268,500 4,465,813 $11,503,081
Shares issued in reinvestment of distributions .......... 1,296,583 3,713,085 1,671,192 4,060,344
Shares redeemed ............................... (14,931,528) (42,704,381) (24,816,714) (63,754,491)
Net increase (decrease) .......................... (9,760,634) $(27,722,796) (18,679,709) $(48,191,066)
Class C Shares:
Shares sold ................................... 1,917,223 $5,507,166 1,719,577 $4,468,395
Shares issued in reinvestment of distributions .......... 255,137 731,584 530,492 1,258,691
Shares redeemed
a
.............................. (17,220,342) (49,219,705) (21,785,484) (55,500,707)
Net increase (decrease) .......................... (15,047,982) $(42,980,955) (19,535,415) $(49,773,621)
Class C1 Shares:
Shares sold ................................... 76,769 $221,020 300,507 $745,468
Shares issued in reinvestment of distributions .......... 34,934 101,233 111,556 267,725
Shares redeemed
a
.............................. (3,428,786) (9,998,081) (5,566,846) (14,342,354)
Net increase (decrease) .......................... (3,317,083) $(9,675,828) (5,154,783) $(13,329,161)
Class R Shares:
Shares sold ................................... 47,273 $137,541 108,372 $285,128
Shares issued in reinvestment of distributions .......... 4,743 13,637 9,318 22,614
Shares redeemed ............................... (172,627) (500,385) (380,527) (1,008,503)
Net increase (decrease) .......................... (120,611) $(349,207) (262,837) $(700,761)
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 382,316 $1,106,423 643,174 $1,684,430
Shares issued in reinvestment of distributions .......... 32,883 94,408 47,861 116,497
Shares redeemed ............................... (867,741) (2,500,277) (1,194,267) (3,046,188)
Net increase (decrease) .......................... (452,542) $(1,299,446) (503,232) $(1,245,261)
Advisor Class Shares:
Shares sold ................................... 3,031,187 $8,695,812 4,393,821 $11,486,915
Shares issued in reinvestment of distributions .......... 482,116 1,385,563 773,816 1,869,231
Shares redeemed ............................... (9,799,632) (28,186,647) (27,406,158) (68,697,411)
Net increase (decrease) .......................... (6,286,329) $(18,105,272) (22,238,521) $(55,341,265)
a
May include a portion of Class C and C1 shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.825% Up to and including $500 million
0.725% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $1.5 billion
0.625% Over $1.5 billion, up to and including $6.5 billion
0.600% Over $6.5 billion, up to and including $11.5 billion
0.578% Over $11.5 billion, up to and including $16.5 billion
0.565% Over $16.5 billion, up to and including $19 billion
0.555% Over $19 billion, up to and including $21.5 billion
0.545% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.799% of the Fund’s average daily net assets.
Under a subadvisory agreement, Advisers, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,774
CDSC retained .............................................................................. $1,515
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
For the year ended December 31, 2021, the Fund paid transfer agent fees of $831,023, of which $410,309 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Effective March 1, 2021, Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 57,777,120 $ 293,683,221 $ (277,821,256) $ — $ — $ 73,639,085 73,639,085 $ 3,089
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $57,457,000 $(57,457,000) $— $— $— — $107
Total Affiliated Securities ... $57,777,120 $351,140,221 $(335,278,256) $— $— $73,639,085 $3,196
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
During the year ended December 31, 2021 the Fund utilized $61,435,481 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 202 1 , the Fund deferred late-year ordinary losses of $ 4,123,846 .
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, passive foreign investment company shares, foreign capital gains tax, payments-in-kind, bond discounts and premiums, investments in FT Subsidiary, inflation related adjustments on foreign securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$306,272,021 and $471,895,632, respectively.
7. Credit Risk
At December 31, 2021, the Fund had 10.4% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $25,446,807
Long term ................................................................................ 123,889,529
Total capital loss carryforwards ............................................................... $149,336,336
2021 2020
Distributions paid from:
Ordinary income .......................................................... — $15,717,047
Return of capital ........................................................... $13,339,749 —
Cost of investments .......................................................................... $570,380,388
Unrealized appreciation ........................................................................ $82,096,698
Unrealized depreciation ........................................................................ (85,815,998)
Net unrealized appreciation (depreciation) .......................................................... $(3,719,300)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2021, the Fund had 1.5% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
Fund also invests in unrestricted securities of the issuer, valued at $
—
as of December 31, 2021.

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
11. Other Derivative Information
At December 31 , 202 1 , investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the year ended December 3 1 , 2021 , the average month end notional amount of futures contracts and o ptions contracts represented $ 10,208,445 and $152,425,433 respectively. The average month end contract value of forward exchange co ntracts was $32 5 ,125,519 .
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Balanced Fund
Foreign exchange contracts ..
Investments in securities, at value $ 412,648
a
Options written, at value $ 247,332
Unrealized appreciation on OTC
forward exchange contracts
2,119,220 Unrealized depreciation on OTC
forward exchange contracts
1,450,425
Total .................... $2,531,868 $1,697,757
a
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(3,492,027)
a
Investments $1,552,112
a
Written options (150,017) Written options 902,182
Forward exchange contracts (8,134,383) Forward exchange contracts 8,624,296
Equity Contracts ..............
Investments (2,474,687)
a
Investments 1,090,865
a
Futures contracts (1,164,167) Futures contracts —
Total ....................... $(15,415,281) $12,169,455
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
At December 31, 2021, OTC derivative assets and liabilities are as follows:
At December 31, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Balanced Fund
Derivatives
Forward exchange contracts ............................. $ 2,119,220 $ 1,450,425
Options purchased ..................................... 412,648 —
Options written ........................................ — 247,332
Total ............................................. $2,531,868 $1,697,757
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BOFA .................... $100,350 $— $— $(100,350) $—
CITI ..................... 478,449 (478,449) — — —
DBAB ................... 358,871 (218,686) — (140,185) —
GSCO ................... — — — — —
HSBK ................... 323,529 (22,559) — — 300,970
JPHQ ................... 902,546 (363,300) (328,325) — 210,921
MSCO ................... 308,664 (264,447) — (44,217) —
UBSW ................... 59,459 — — — 59,459
Total ................... $2,531,868 $(1,347,441) $ (328,325) $(284,752) $571,350
$ 1
11. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
At December 31, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations page 55.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BOFA .................... $— $— $— $— $—
CITI ..................... 481,108 (478,449) — — 2,659
DBAB ................... 218,686 (218,686) — — —
GSCO ................... 347,657 — — (347,657) —
HSBK ................... 22,559 (22,559) — — —
JPHQ ................... 363,300 (363,300) — — —
MSCO ................... 264,447 (264,447) — — —
UBSW ................... — — — — —
Total ................... $1,697,757 $(1,347,441) $— $(347,657) $2,659
a
At December 31, 2021, the Fund received U.S. Treasury Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 3,368,866 $ 10,352,112 $ — $ 13,720,978
France .............................. — 2,839,045 — 2,839,045
Germany ............................ — 13,262,009 — 13,262,009
Hong Kong ........................... — 6,680,389 — 6,680,389
India ................................ — 6,531,176 — 6,531,176
Ireland .............................. 3,059,667 — — 3,059,667
Japan ............................... — 18,565,492 — 18,565,492
Luxembourg .......................... — 1,616,256 — 1,616,256
Netherlands .......................... — 7,953,974 — 7,953,974
Singapore ............................ 2,039,280 — — 2,039,280
South Africa .......................... — — —
a
—
South Korea .......................... — 7,768,302 — 7,768,302
Spain ............................... — 2,261,377 — 2,261,377
Switzerland ........................... — 4,724,878 — 4,724,878
Taiwan .............................. — 9,789,255 — 9,789,255
United Kingdom ....................... 4,711,198 43,801,164 — 48,512,362
United States ......................... 145,002,697 — — 145,002,697
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 146,859,491 — 146,859,491
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 412,648 — 412,648
Short Term Investments ................... 73,639,085 51,001,264 — 124,640,349
Total Investments in Securities ........... $231,820,793 $334,418,832
b
$— $566,239,625
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,119,220 $ — $ 2,119,220
Restricted Currency (ARS) ................. — 2,288 — 2,288
Total Other Financial Instruments ......... $— $2,121,508 $— $2,121,508
Receivables:
Interest (ARS) ........................... $— $113,741 $— $113,741

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 247,332 $ — $ 247,332
Forward exchange contracts ................ $ — $ 1,450,425 $ — $ 1,450,425
Total Other Financial Instruments ......... $— $1,697,757 $— $1,697,757
Payables:
Deferred Tax (ARS) ....................... $— $369 $— $369
a
Includes securities determined to have no value at December 31, 2021.
b
Includes foreign securities valued at $136,145,429, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Corporate Bonds :
South Africa .. 8,631
d
848
d
— — — 243,402 — (252,881) —
d
(252,881)
Foreign
Government
and Agency
Securities :
Argentina .... 11,467,470 — — — (11,467,470) — — — — —
Escrows and
Litigation Trusts — —
d
(3,643) — — — 3,643 — —
d
—
Short Term
Investments .. 761,069 — — — (761,069) — — — — —
Total Investments in
Securities ....... $12,237,170 $848 $(3,643) $— $(12,228,539) $243,402 $3,643 $(252,881) $— $(252,881)
Other Financial Instruments:
Restricted Currency
(ARS) ......
$800 $— $— $— $(800) $— $— $— $— $—
Receivables:
Interest (ARS) .
$234,213 $— $— $— $(234,213) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS)
$118,056 $— $— $— $(118,056) $— $— $— $— $—
Deferred Tax (ARS)
$524 $— $— $— $(524) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
13. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
c
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
d
Includes securities determined to have no value.
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Selected Portfolio
ADR
American Depositary Receipt
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
PIK
Payment-In-Kind
Cu r rency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
TRY
Turkish Lira
USD
United States Dollar
13. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Global Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Global Balanced Fund (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund")
as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
.
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,174,853
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,591,402
Interest Earned from Federal Obligations Note (1) $166,451
Amount Reported
Foreign Taxes Paid $1,068,576
Foreign Source Income Earned $15,361,065

Templeton Global Investment Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 120 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2017 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee since 2007
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
David W. Niemiec (1949) Trustee Since 2006 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2006 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President
and Chief
Executive Officer
- Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2006, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Statement of
Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

325 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Balanced Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $65,313 for the fiscal year ended December 31, 2021 and $76,281 for the fiscal year ended December 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $446 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $90,743 for the fiscal year ended December 31, 2021 and $49,800 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included issuance of an Auditors' Certificate for South Korean regulatory shareholder disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, benchmarking services in connection with the ICI TA survey, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, assets under management certification, and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $91,189 for the fiscal year ended December 31, 2021 and $49,800 for the fiscal year ended December 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
    N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.           N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.      N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls.

There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                         N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\Matthew T. Hinkle ______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle ______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022